Oct. 02, 2020
WESTWOOD SMALLCAP FUND

The Advisors’ Inner Circle Fund

Westwood SmallCap Fund (the “Fund”)

Supplement dated October 2, 2020 to:

•	the Fund’s A Class Shares Summary Prospectus, dated March 1, 2020 (the “Summary Prospectus”);

•	the Fund’s A Class Shares Statutory Prospectus, dated March 1, 2020 (the “Prospectus” and, together with the Summary Prospectus, the “Prospectuses”); and

•	the Fund’s Statement of Additional Information, dated March 1, 2020 (the “SAI”).

This supplement provides new and additional information beyond that contained in the Prospectuses and SAI and should be read in conjunction with the Prospectuses and SAI.

This supplement supersedes the supplement dated August 4, 2020.

The sales charges for A Class Shares of the Fund have been revised as follows:

Current Sales Charges

If Your Investment Is:	Your Sales Charge as a Percentage of Offering Price
Less than $50,000	3.00%
$50,000 but less than $100,000	2.00%
$100,000 but less than $250,000	1.00%
$250,000 and over[1]	None

[1]	A Class Shares purchases of $250,000 or more may be subject to a 1.00% Contingent Deferred Sales Charge (“CDSC”) if redeemed within 18 months of purchase.

New Sales Charges

If Your Investment Is:	Your Sales Charge as a Percentage of Offering Price
Less than $50,000	4.00%
$50,000 but less than $100,000	3.50%
$100,000 but less than $250,000	2.25%
$250,000 but less than $500,000	1.50%
$500,000 but less than $1,000,000	1.00%
$1,000,000 and over[1]	None

[1]	A Class Shares purchases of $1,000,000 or more made on or after August 4, 2020, may be subject to a 1.00% Contingent Deferred Sales Charge (“CDSC”) if redeemed within 18 months of purchase.

Accordingly, the Prospectuses and SAI are hereby amended and supplemented as follows:

1. In the “Fund Fees and Expenses” section of the Summary Prospectus and the corresponding section of the Prospectus, the table under the “Shareholder Fees (fees paid directly from your investment)” heading is hereby deleted and replaced with the following:

A Class Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.00%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	None[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed, if applicable)	None

[1]	A Class Shares purchases of $1,000,000 or more made on or after August 4, 2020 may be subject to a 1.00% Contingent Deferred Sales Charge (“CDSC”) if redeemed within 18 months of purchase.

2. In the “Fund Fees and Expenses” section of the Summary Prospectus and the corresponding section of the Prospectus, the table under the “Example” heading is hereby deleted and replaced with the following:

1 Year	3 Years	5 Years	10 Years
$602	$771	$1,060	$1,883

3. In the “Purchasing, Selling and Exchanging Fund Shares” section of the Prospectus, the row relating to A Class Shares in the “How to Choose a Share Class” table is hereby deleted and replaced with the following:

A Class Shares	A Class Shares do not have any share class eligibility requirements.	Initial: $1,000 Subsequent: None

Front-End Sales Charge:

• Maximum of 3.00% (Westwood LargeCap Value Fund, Westwood Income Opportunity Fund and Westwood High Income Fund)

• Maximum of 4.00% (Westwood SmallCap Fund)

CDSC – None[1]

Rule 12b-1 Fee – 0.25%

Shareholder Servicing Fee - None

[1]	A Class Shares purchases of $250,000 or more of the Westwood Income Opportunity Fund made on or after September 3, 2019 may be subject to a 1.00% CDSC if redeemed within 18 months of purchase. A Class Shares purchases of $250,000 or more of the Westwood LargeCap Value Fund and Westwood High Income Fund made on or after March 1, 2020 may be subject to a 1.00% CDSC if redeemed within 18 months of purchase. A Class Shares purchases of $1,000,000 or more of the Westwood SmallCap Fund made on or after August 4, 2020 may be subject to a 1.00% CDSC if redeemed within 18 months of purchase.

4. In the “Sales Charges” section of the Prospectus under the heading “Front-End Sales Charges – A Class Shares,” the following sentence is hereby added above the existing front-end sales charges schedule:

For the Westwood LargeCap Value Fund, Westwood Income Opportunity Fund and Westwood High Income Fund, the sales charges below apply.

5. In the “Sales Charges” section of the Prospectus under the heading “Front-End Sales Charges – A Class Shares,” the following disclosure is hereby added below the existing front-end sales charges schedule:

For the Westwood SmallCap Fund, the sales charges below apply.

If Your Investment Is:	Your Sales Charge as a Percentage of Offering Price	Your Sales Charge as a Percentage of Your Net Investment	Dealer Reallowance as a Percentage of Offering Price
Less than $50,000	4.00%	4.17%	4.00%
$50,000 but less than $100,000	3.50%	3.63%	3.50%
$100,000 but less than $250,000	2.25%	2.30%	2.25%
$250,000 but less than $500,000	1.50%	1.52%	1.50%
$500,000 but less than $1,000,000	1.00%	1.01%	1.00%
$1,000,000 and over[1]	None	0.00%	None

[1]	A Class Shares purchases of $1,000,000 or more made on or after August 4, 2020, may be subject to a 1.00% Contingent Deferred Sales Charge (“CDSC”) if redeemed within 18 months of purchase. See “Contingent Deferred Sales Charges” below for more information.

6. In the “Sales Charges” section of the Prospectus under the heading “Contingent Deferred Sales Charges,” the first paragraph is hereby deleted and replaced with the following:

You will not pay a front-end sales charge if you purchase $250,000 or more of A Class Shares of the Westwood LargeCap Value Fund, Westwood Income Opportunity Fund and Westwood High Income Fund, or if you purchase $1,000,000 or more of A Class Shares of the Westwood SmallCap Fund. However, A Class Shares purchases of $250,000 or more of the Westwood Income Opportunity Fund made on or after September 3, 2019, A Class Shares purchases of $250,000 or more of the Westwood LargeCap Value Fund and Westwood High Income Fund made on or after March 1, 2020, and A Class Shares purchases of $1,000,000 or more of the Westwood SmallCap Fund made on or after August 4, 2020, may be subject to a 1.00% CDSC if redeemed within 18 months of purchase. The CDSC will be based on the lesser of (1) the NAV of the shares at the time of purchase or (2) the NAV of the shares next calculated after a Fund receives your redemption request. The sales charge does not apply to shares you purchase through reinvestment of dividends or distributions. So, you never pay a CDSC on any increase in your investment above the initial offering price. The sales charge does not apply to exchanges of A Class Shares of one fund for A Class Shares of another fund in the Westwood Funds complex.

7. In the “Sales Charges” section of the Prospectus under the heading “General Information about Sales Charges,” the first paragraph is hereby deleted and replaced with the following:

Your securities dealer is paid a commission when you buy your shares and is paid a servicing fee as long as you hold your shares. Your securities dealer or servicing agent may receive different levels of compensation depending on which class of shares you buy. The Funds’ distributor may pay dealers up to 1.00% on investments of $250,000 or more in A Class Shares of the Westwood LargeCap Value Fund, Westwood Income Opportunity Fund and Westwood High Income Fund, and up to 1.00% on investments of $1,000,000 or more in A Class Shares of the Westwood SmallCap Fund. From time to time, some financial institutions may be reallowed up to the entire sales charge. Firms that receive a reallowance of the entire sales charge may be considered underwriters for the purpose of federal securities law.

8. In the “Payments to Financial Intermediaries” section of the Prospectus, the paragraph under the “Distribution Plan” heading is hereby deleted and replaced with the following:

The Funds have adopted a distribution plan under Rule 12b-1 of the 1940 Act for A Class Shares that allows the Funds to pay distribution and/or service fees for the sale and distribution of Fund shares, and for services provided to shareholders. Because these fees are paid out of a Fund’s assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. The maximum annual Rule 12b-1 Fee for A Class Shares of a Fund is 0.25%. A financial intermediary that receives a 1.00% upfront commission on a purchase of A Class Shares of $250,000 or more of the Westwood LargeCap Value Fund, Westwood Income Opportunity Fund and Westwood High Income Fund, or a purchase of A Class Shares of $1,000,000 or more of the Westwood SmallCap Fund, will generally become eligible to receive the Rule 12b-1 Fees with respect to such shares beginning in the 13th month following the date of the purchase.

9. The following disclosure is hereby added to Appendix A of the Prospectus:

Morgan Stanley Wealth Management (“Morgan Stanley”)

Shareholders purchasing Fund shares through a Morgan Stanley transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to A Class Shares, which may differ from and may be more limited than those disclosed elsewhere in this Fund’s Prospectus or SAI.

Front-end Sales Charge Waivers on A Class Shares available at Morgan Stanley

•	Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans). For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans.

•	Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules

•	Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund

•	Shares purchased through a Morgan Stanley self-directed brokerage account

•	C Class (i.e., level-load) Shares that are no longer subject to a contingent deferred sales charge and are converted to A Class Shares of the same Fund pursuant to Morgan Stanley’s share class conversion program

•	Shares purchased from the proceeds of redemptions within the Westwood Fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

10. In the “Payments to Financial Intermediaries” section of the SAI, the third paragraph under the “Distribution Plan” heading is hereby deleted and replaced with the following:

Under the Plan, the Distributor or financial intermediaries may receive up to 0.25% of the average daily net assets of the A Class Shares and up to 1.00% of the average daily net assets of the C Class Shares as compensation for distribution and shareholder services. The shareholder services component of the foregoing fee for C Class Shares is limited to 0.25% of the average daily net assets of the class. The Plan is characterized as a compensation plan since the distribution fee will be paid to the Distributor without regard to the distribution or shareholder service expenses incurred by the Distributor or the amount of payments made to financial intermediaries. For the Westwood LargeCap Value Fund and Westwood High Income Fund, a financial intermediary that receives a 1.00% upfront commission on a purchase of A Class Shares of $250,000 or more will generally become eligible to receive the Rule 12b-1 Fees with respect to such shares beginning in the 13th month following the date of the purchase. For the Westwood Income Opportunity Fund, a financial intermediary that receives a 1.00% upfront commission on a purchase of A Class Shares of $250,000 or more or C Class Shares will generally become eligible to receive the 12b-1 fees with respect to such shares beginning in the 13th month following the date of the purchase. For the Westwood SmallCap Fund, a financial intermediary that receives a 1.00% upfront commission on a purchase of A Class Shares of $1,000,000 or more or C Class Shares will generally become eligible to receive the 12b-1 fees with respect to such shares beginning in the 13th month following the date of the purchase. The Trust intends to operate the Plan in accordance with its terms and with Financial Industry Regulatory Authority (“FINRA”) rules concerning sales charges.

Please retain this supplement for future reference.

WHG-SK-079-0100

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